Description of Plan	12 Months Ended
Dec. 31, 2025
The Lincoln Electric Company Employee Savings Plan
Description of Plan
Description of Plan

Note 1 — Description of Plan

The following description of The Lincoln Electric Company Employee Savings Plan, (“the Plan”), provides only general information. Participants should refer to the Plan document for a complete description of the Plan’s provisions.

General

The Plan is a defined contribution plan covering certain employees of The Lincoln Electric Company and certain related entities (“the Company”), as defined by the Plan. The Plan provides that regular, full-time employees are eligible to make participant contributions immediately and all other eligible employees after completion of 1,000 hours in any year of service with the Company. Such employees will be eligible for Company contributions following six months of regular, full-time employment or 1,000 hours in any year of service with the Company. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

Effective January 1, 2022, the Company amended the Plan to receive residual assets from The Lincoln Electric Company Retirement Annuity Program (“RAP”), a frozen defined benefit plan of the Company, which was terminated effective as of the close of business on December 31, 2020. The residual assets from the RAP (following satisfaction of all RAP benefit liabilities) were deposited into a suspense account under the Plan in 2022 and will be used to fund certain employer contributions beginning in the 2022 Plan year and ending no later than the 2028 Plan year. The suspense account balance as of January 1, 2025 was $23,481,152. During 2025, $16,137,163 from the suspense account was used to fund employer contributions, and the balance in the suspense account as of December 31, 2025 was $7,343,989.

On December 31, 2024, the RedViking 401(k) Profit Sharing Plan was merged into the Plan and terminated. Total assets transferred to the Plan in 2025 were $34,632,717 and are reflected in the Statement of Changes in Net Assets Available for Benefits as Transfers from other qualified plans.

In November 2025, the Vanair Manufacturing, Inc Employees’ Investment Fund was merged into the Plan and terminated. Total assets transferred to the Plan were $12,211,548 and are reflected in the Statement of Changes in Net Assets Available for Benefits as Transfers from other qualified plans.

Contributions and Vesting

Participant Contributions

Each year, participants may make pre-tax and after-tax Roth contributions to the Plan of 1% to 80% (in whole percentages) of their base pay and/or bonus pay up to the maximum amount as set by the Internal Revenue Service ("IRS") ($23,500 for 2025). Participants who are at least 50 years old by the end of the Plan year are allowed to make catch-up contributions for that year (up to an additional $7,500 for 2025), a higher catch-up contribution limit applies for participants aged 60 through 63 (up to an additional $11,250 for 2025). Participants are immediately vested in their contributions plus actual earnings thereon. Participants have the right to direct Fidelity Management Trust Company (“the Trustee”) to invest their contributions to the Plan in any of the investment funds available under the Plan in 1% increments or to invest contributions in a self-directed brokerage account. Eligible employees of The Lincoln Electric Company who become eligible participants in the Plan will be automatically enrolled in the Plan unless action is taken by the employee to elect not to contribute to the Plan. Participants enrolled under this approach will have 4% of their base salary contributed to the Plan.

The Plan is subject to certain non-discrimination standards under Section 401(k) of the Internal Revenue Code (“IRC”). In order to comply with these standards, tests are performed to provide a limit on the amount of benefits provided to highly compensated employees. As a result, certain participants who are defined as highly compensated employees may have a portion of their contributions refunded to them after the end of the Plan year and are recorded as Corrective distributions payable in the Statements of Net Assets available for Benefits.

Company Contributions

In general, participants may receive up to 6% of their annual compensation, which is defined as base pay and bonus compensation, in Company contributions through:

(1)	Company matching contributions of 100% of the first 3% of participant compensation contributed to the Plan; and
(2)	Automatic Company contributions equal to 3% of annual compensation.

In addition, certain employees who were participants in the Company’s RAP receive employer contributions equal to 6% of annual compensation for a minimum of five years or to the end of the year in which they complete 30 years of service. In general, Company contributions are 100% vested when made. A small percentage of participants (from acquired companies) have different Company contribution and vesting provisions applicable to them, as described in the Plan.

Participant Accounts

Each participant’s account is credited with the participant’s contributions and allocations of (a) the Company’s contributions and (b) Plan earnings. Forfeited balances of terminated participants’ nonvested accounts are used to reduce future Company contributions to the Plan or to pay Plan expenses. The benefit to which a participant is entitled is the amount credited to the participant’s account.

Participant Loans

Active participants may borrow from their accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. Loan terms range from one to five years, or up to 15 years for the purchase of a primary residence. The loans are secured by the balance in the participant’s account and bear interest at a rate computed as the prime rate in effect at the loan origination date plus 1%, as determined by the Company. Principal and interest are paid ratably through payroll deductions.

Payment of Benefits

Participants may receive the value of their account in a single lump sum payment or in ten or fewer annual installment payments following separation from the Company, whether by retirement, disability or otherwise, except that if the full value of a participant’s account is $1,000 or less or if the participant dies while in service and his/her account is payable to his/her beneficiary, such account balance will be paid in a single lump sum payment. Participants who leave the Company may withdraw their money at any time. Withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the applicable age for receiving IRS required minimum distributions is attained or the calendar year in which the participant’s employment is terminated, if later. Participants or their beneficiaries may elect to receive the portion of their distributions which are attributable to common shares of Lincoln Electric Holdings, Inc. allocated to their account in the form of whole shares with any fractional shares paid in cash or all in cash. During employment, participants may withdraw certain amounts from their accounts if they are over age 59 ½, disabled or have a financial hardship and may withdraw rollover contributions at any time.

Plan Termination

The Company has the right to amend, modify, suspend or terminate the Plan, subject to the provisions of ERISA, at any time. Upon termination of the Plan, the rights to benefits accrued by participants or their beneficiaries, to the extent that such benefits are funded or credited to participants’ accounts, shall be nonforfeitable. No amendment, modification, suspension or termination of the Plan shall have the effect of providing that any amounts then held under the Plan may be used or diverted to any purpose other than for the exclusive benefit of the participants or their beneficiaries.